Operating Lease - Schedule of Operating Lease (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Operating Lease [Abstract]
Short-term leases	RM 449,408	$ 100,530	RM 232,081	RM 257,243